Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Loss before tax	$ (12,304,483)	$ (7,441,820)	$ 12,367,119	$ (19,865,554)	$ (28,463,328)	$ (10,860,317)	[1]
Deferred tax benefit of net operating loss					0	0
Total income tax benefit	$ 0	$ 0	$ 513,935	$ 0	40,244
United States
Operating Loss Carryforwards [Line Items]
Loss before tax					(13,139,622)	(841,323)
Deferred tax benefit of net operating loss					0	0
Deferred tax benefit other than benefit of net operating loss					40,244	0
PRC/Hong Kong
Operating Loss Carryforwards [Line Items]
Loss before tax					(15,323,706)	(10,018,994)
Deferred tax benefit of net operating loss					0	0
Deferred tax benefit other than benefit of net operating loss					$ 0	$ 0

[1]	The above consolidated statements of operations include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)